Share-Based Payments - Warrant Program (Details) - Warrants - kr / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants granted (in shares)	509,290	530,330
Weighted average exercise price per warrant granted (in DKK per share)	kr 1,854.37	kr 1,604.81
Weighted average Black-Scholes fair value per warrant granted (in DKK per share)	kr 596.06	kr 500.33
Warrants exercised (in shares)	14,844	43,921
Weighted average exercise price on date of grant per warrant exercised (in DKK per share)	kr 1,366.49	kr 1,057.95
% change in share capital - warrants exercised	0.02%	0.07%